Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Apr. 01, 2018
Financial assets:
Derivative financial instruments	¥ 3,860,925	¥ 3,885,271	¥ 3,885,271
Available-for-sale financial assets		20,122,616
Financial liabilities:
Derivative financial instruments	¥ 3,725,693	3,498,016	¥ 3,498,016
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	100.00%
At fair value [member]
Financial assets:
Derivative financial instruments	¥ 3,872,638	3,886,964
Investment securities at fair value through other comprehensive income	18,569,634
Available-for-sale financial assets		20,231,498
Financial liabilities:
Derivative financial instruments	3,732,499	3,503,987
Others	(19,096)	7,492
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,658,789	1,724,401
Financial liabilities:
Derivative financial instruments	1,498,199	1,406,792
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	89,222	71,344
Financial liabilities:
Derivative financial instruments	137,319	105,349
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	13,691	12,049
Financial liabilities:
Derivative financial instruments	9,533	8,465
At fair value [member] | Debt instruments [member]
Financial assets:
Available-for-sale financial assets		3,350,757
At fair value [member] | Equity instruments [member]
Financial assets:
Available-for-sale financial assets		5,948,792
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	8,609	6,561
Investment securities at fair value through other comprehensive income	454,442
Available-for-sale financial assets		844,506
Financial liabilities:
Derivative financial instruments	662	436
Others	(392)	833
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	13	14
Financial liabilities:
Derivative financial instruments	12	14
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	2,870	1,880
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	5,474	4,667
Financial liabilities:
Derivative financial instruments	645	422
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	554,373	10,143
Available-for-sale financial assets		154
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	19,153	18,057
Investment securities at fair value through other comprehensive income	454,442
Available-for-sale financial assets		¥ 844,352
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	252
Financial liabilities:
Derivative financial instruments	¥ 5
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility	2.00%
Interest rate to interest rate correlation	34.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility	5.00%
Interest rate to interest rate correlation	100.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	8.00%	10.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	14.00%	11.00%
Equity to equity correlation	45.00%	45.00%
Quanto correlation	(14.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	90.00%	52.00%
Equity to equity correlation	94.00%	94.00%
Quanto correlation	0.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	48.00%	48.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	7.00%	12.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	49.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%
Loss given default rate	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	43.00%
Loss given default rate	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
EV/EBITDA multiple	7.3	8.7
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	7.5	8.3
Liquidity discount	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	10.5	19.5
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3
Price/Earnings multiple	9.5
EV/EBITDA multiple	4.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	2.6
Price/Earnings multiple	34.1
EV/EBITDA multiple	17.3
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	8.00%	10.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	14.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	20.00%	20.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Derivative financial liabilities [member] | Interest rate volatility [Member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate volatility	4.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	23.00%	23.00%
Equity to equity correlation	43.00%	45.00%
Interest rate to interest rate correlation	21.00%	31.00%
Quanto correlation	(8.00%)
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	53.00%	38.00%
Equity to equity correlation	94.00%	94.00%
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	50.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		15.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation		90.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%
At fair value [member] | Level 3 [member] | Others-liabilities [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Debt instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin		8.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		42.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility		51.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount		20.00%
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple		0.3
Price/Earnings multiple		11.7
EV/EBITDA multiple		5.4
At fair value [member] | Level 3 [member] | Available-for-sale financial assets [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple		2.4
Price/Earnings multiple		31.4
EV/EBITDA multiple		16.8